Stock Compensation Plans And Other Employee Benefit Plans (Narrative) (Details) (USD $)	12 Months Ended										12 Months Ended												12 Months Ended					12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Parent Company [Member]	Dec. 31, 2010 Parent Company [Member]	Dec. 31, 2009 Parent Company [Member]	Dec. 31, 2011 2007 Plan [Member]	Dec. 31, 2010 2007 Plan [Member]	May 31, 2011 2007 Plan [Member]	May 31, 2009 2007 Plan [Member]	Dec. 31, 2011 1997 Plan [Member]	Dec. 31, 2011 Executive Officer [Member]	Dec. 31, 2010 Executive Officer [Member]	Dec. 31, 2009 Executive Officer [Member]	Dec. 31, 2011 Long-Term Incentive Program Awards [Member]	Dec. 31, 2011 Restricted Stock Units (RSUs) [Member]	Dec. 31, 2010 Restricted Stock Units (RSUs) [Member]	Dec. 31, 2009 Restricted Stock Units (RSUs) [Member]	Dec. 31, 2011 Directors Deferred Fee And Stock Plan (DDFS Plan) [Member]	Dec. 31, 2010 Directors Deferred Fee And Stock Plan (DDFS Plan) [Member]	Dec. 31, 2009 Directors Deferred Fee And Stock Plan (DDFS Plan) [Member]	Oct. 31, 2011 Directors Deferred Fee And Stock Plan (DDFS Plan) [Member]	Dec. 31, 2011 Cash Incentive And Retention Plan (CIRP) [Member]	Dec. 31, 2010 Cash Incentive And Retention Plan (CIRP) [Member]	Dec. 31, 2009 Cash Incentive And Retention Plan (CIRP) [Member]	Dec. 31, 2011 Maximum [Member] Long-Term Incentive Program Awards [Member]	Dec. 31, 2011 Minimum [Member]	Dec. 31, 2011 Minimum [Member] Long-Term Incentive Program Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares approved for issuance							500,000												219,391
Shares additionally approved for issuance									2,860,000	325,000												150,000
Shares issued																			25,242	47,830	51,627
Shares available for future grants	87,353						2,253,036												151,181
Compensation cost charged to income for stock options				$ 5,600,000	$ 4,400,000	$ 6,700,000
Tax benefit from stock options exercised				2,200,000	1,700,000	2,600,000
Cash received from options exercises under the plans	1,500,000	2,400,000	2,500,000
Tax benefit realized for the tax deductions from option exercised	468,000	1,200,000	1,000,000													72,000	28,000	754,000
Total fair value of shares vested	4,100,000	9,500,000	6,900,000
Percentage of performance based award payouts																										200.00%		0.00%
Share based payment award options term							7 years				10 years				7 years
Award vesting period, minimum, years	one														three
Award vesting period, maximum, years	five
Unrecognized compensation cost related to non-vested share based arrangements	10,600,000
Nonvested awards, total compensation cost not yet recognized, period for recognition, years	2
Rate of purchase price of the shares of common stock																											85.00%
Stock options purchase price calculation at fair value, percentage	90.00%
Shares earned by participants	71,077	53,909	119,341
Compensation expenses recognized	300,000	274,000	963,000
Company's expense for the employer contributions	4,000,000	3,600,000	3,200,000
Company's expense																							295,000	368,000	275,000
Weighted average grant date fair value per share of options granted							$ 32.59	$ 33.15				$ 15.84	$ 15.83	$ 8.55
Aggregate intrinsic value of options exercised	$ 1,200,000	$ 3,200,000	$ 2,600,000
Shares granted to certain executives							446	5,279